SCHEDULE OF GEOGRAPHIC SEGMENTS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 1,380,382	$ 1,675,894	$ 5,355,380	$ 5,233,483	$ 7,105,530	$ 8,171,635
INDONESIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	212,205	167,725	615,265	697,337	892,210	1,235,834
VIET NAM
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	(121,949)	70,831	41,703	557,402	634,190	1,256,972
PHILIPPINES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	261,209	94,899	651,805	197,500	333,598	196,998
SINGAPORE
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	601,149	55,497	1,753,635	140,216	275,981	459,213
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	212,210	809,789	1,284,480	2,679,269	3,506,052	3,936,733
THAILAND
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	215,546	477,141	1,008,364	961,356	1,463,055	1,083,080
MALAYSIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 2	$ 12	$ 128	$ 403	$ 444	$ 2,805